Income Taxes (Details 2) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY
Income/(loss) before income tax	12,745	$ (197,253)	(1,210,620)	82,296	(50,753)
Income tax computed at the applicable statutory tax rate of 25%	3,186	(49,313)	(302,655)	20,574	(12,688)
Expense not deductible for tax	771	37,006	227,123	329	838
Effect of tax exemptions	0	(2,789)	(17,120)	(33,271)	(50)
Effect of tax rate differences	(1,629)	4,735	29,059	1,869	568
Effect of tax law changes and recognition of outside basis differences	(5,761)	2,303	14,134	14,397	4,502
Changes in valuation allowance	4,539	12,489	76,653	6,248	13,838
Off-set of cumulative loss brought forward	0	(1,303)	(7,998)	0	0
Total defined benefit asset / (liability)	2,202	(1,510)	(9,271)	(3,484)	(96)
Income tax (benefit)expense reported in the consolidated statements of operations, applicable to continuing operations	(1,096)	$ 4,638	28,467	13,630	7,104